Intangible assets	12 Months Ended
Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Intangible assets

7.	Intangible assets

	Trademark	Patent	Technical know-how of stem cells cultivation	Total
	USD	USD	USD	USD

Cost
As at 1 April 2022	8,368	309,082	237,756	555,206
Exchange difference	(400)	(14,765)	(11,358)	(26,523)

As at 31 March 2023/1 April 2023	7,968	294,317	226,398	528,683
Additions	-	707,028	-	707,028
Exchange difference	(525)	(31,798)	(14,914)	(47,237)

As at 31 March 2024	7,443	969,547	211,484	1,188,474

Accumulated amortisation
As at 1 April 2022	7,957	49,453	190,204	247,614
Charge of the financial year	119	46,725	44,929	91,773
Exchange difference	(379)	(1,997)	(8,735)	(11,111)

As at 31 March 2023/1 April 2023	7,697	94,181	226,398	328,276
Charge of the financial year	32	44,775	-	44,807
Exchange difference	(508)	(6,990)	(14,914)	(22,412)

As at 31 March 2024	7,221	131,966	211,484	350,671

Carrying amount
As at 31 March 2023	271	200,136	-	200,407

As at 31 March 2024	222	837,581	-	837,803

During the financial year ended 31 March 2024, the Group has entered into a patent license agreement with Ding KeXiang, wherein Ding KeXiang shall grant to the Group the rights to exploit, use, license and sublicense all the patents owned by Ding KeXiang and develop, produce, manufacture, market, sell, import and distribute the products and practice the processes under such patents, at the consideration of CNY 5,000,000 (equivalent to approximately USD707,028).